Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Main Investments
a)	The following table presents non-material individual investments of ITAU UNIBANCO HOLDING:

	12/31/2021	01/01 to 12/31/2021
	Investment	Equity in earnings	Other comprehensive income	Total Income
Associates (1)	5,891	1,238	(60)	1,178
Joint ventures (2)	230	(74)	—	(74)

Total	6,121	1,164	(60)	1,104

	12/31/2020	01/01 to 12/31/2020			01/01 to 12/31/2019
	Investment	Equity in earnings	Other comprehensive income	Total Income	Equity in earnings
Associates (1)	15,344	1,556	(59)	1,497	1,380
Joint ventures (2)	226	0571	—	(157)	(65)

Total	15,570	1,399	(59)	1,340	1,315

(1)
At 12/31/2021, this includes interest in total capital and voting capital of the following companies: Pravaler S.A. (52.64% total capital and 42.37% voting capital, 52.65% total capital and 42.42% voting capital at 12/31/2020); Porto Seguro Itaú Unibanco Participações S.A. (42.93% total and voting capital; 42.93% at 12/31/2020); BSF Holding S.A. (49% total and voting capital; 49% at 12/31/2020); Gestora de Inteligência de Crédito S.A. (19.64% total capital and 20% voting capital; 20% total and voting capital at 12/31/2020), Compañia Uruguaya de Medios de Procesamiento S.A. (29.24% total and voting capital; 31.47% at 12/31/2020); Rias Redbanc S.A. (25% total and voting capital; 25% at 12/31/2020); Kinea Private Equity Investimentos S.A. (80% total capital and 49% voting capital; 80% total capital and 49% voting capital at 12/31/2020) and Tecnologia Bancária S.A. (28.05% total capital and 28.95% voting capital; 28.05% total capital and 28.95% voting capital at 12/31/2020). At 05/31/2021 occurred the spin-off of the investment in XP Inc. (Note 3) (41% total capital and 29.32% voting capital at 12/31/2020). As from April 20, 2020, ITAÚ UNIBANCO HOLDING does not exercise significant influence on IRB-Brasil Resseguros S.A., so that its ownership interest is no longer classified as associate and started being classified as Financial Asset at Fair Value through Other Comprehensive Income.

(2)
At 12/31/2021, this includes interest in total and voting capital of the following companies: Olímpia Promoção e Serviços S.A. (50% total and voting capital; 50% at 12/31/2020); ConectCar Soluções de Mobilidade Eletrônica S.A. (50% total and voting capital; 50% at 12/31/2020) and includes result not arising from subsidiaries’ net income.